UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8034
                                   --------

                          FRANKLIN REAL ESTATE SECURITIES TRUST
                          -------------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 4/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


ANNUAL REPORT

FRANKLIN REAL ESTATE
SECURITIES FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN REAL ESTATE
SECURITIES FUND SEEKS TO MAXIMIZE TOTAL RETURN BY INVESTING AT LEAST 80% OF ITS NET ASSETS IN SECURITIES OF COMPANIES IN THE REAL
ESTATE INDUSTRY, PRIMARILY EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS). 1
--------------------------------------------------------------------------------


This annual report for Franklin Real Estate Securities Fund covers the fiscal year ended April 30, 2003. During the 12 months under review, real estate stocks turned in another impressive performance, marking the third consecutive year in which publicly traded real estate stocks, as measured by the Wilshire Real Estate Securities Index, outpaced the Standard & Poor's 500 Composite Index (S&P
500), Dow Jones Industrial Average and Nasdaq Composite Index. 2 Despite


1. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.
2. Source: Standard & Poor's Micropal. The Wilshire Real Estate Securities Index is a market capitalization-weighted index comprising publicly traded real estate investment trusts (REITs) and real estate operating companies. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Total return, calculated by Wilshire Associates Inc., includes reinvested dividends. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 17.

ANNUAL REPORT 4
a sluggish commercial real estate market, weakened fundamentals and bleak economic outlook, real estate stocks outperformed the broader indexes as investors looked to their relatively lower volatility in a time of geopolitical and economic uncertainty. Other explanations for the resiliency include real estate stocks' defensive nature and investors' reduced expectations for returns from other asset classes. For the year ended April 30, 2003, Franklin Real Estate Securities Fund - Class A posted a -2.51% cumulative total return as shown in the Performance Summary beginning on page 9. The Fund's benchmark indexes, the Wilshire Real Estate Securities Index and S&P 500, returned -1.56% and -13.30% for the same period. 2

With the exception of the retail-oriented landlords, occupancies and rents for most operators fell during the year under review. Although the rate of decline slowed, the general trend continued downward. The negative impact was particularly striking in the apartment sector, which was hurt by job growth declines and strong competition from single-family housing. Other real estate sectors also suffered, as the modest signs of economic recovery did not yet result in significantly improved fundamentals. Yet, despite the difficult environment for a number of real estate operators, real estate stock performance was another story altogether. Real estate is often viewed as a lagging cyclical sector and, true to form, earnings growth declined during the period; however, many investors seemed to prefer real estate stocks for their better relative fundamentals and generally more visible profiles. Many real estate operators enjoy the stability of multiple long-term leases, often backed by letters of credit, with reasonable growth from contractually mandated rent step-ups, and staggered such that only a modest percentage of their overall portfolio is up for annual renewal. In particular, many investors focused



TOP 10 HOLDINGS
4/30/03

COMPANY                          % OF TOTAL
SECTOR/INDUSTRY                  NET ASSETS
-------------------------------------------
Simon Property Group Inc.           4.8%
REITS

Vornado Realty Trust                4.1%
REITS

ProLogis                            3.8%
REITS

Equity Office
Properties Trust                    3.7%
REITS

Boston Properties Inc.              3.7%
REITS

Macerich Co.                        3.6%
REITS

Cendant Corp.                       3.2%
OTHER CONSUMER SERVICES

iStar Financial Inc.                3.1%
REITS

Public Storage Inc.                 3.0%
REITS

PS Business Parks Inc.              2.7%
REITS

                                                                ANNUAL REPORT 5
on real estate investment trusts (REITs), which by mandate must distribute at least 90% of their taxable income to shareholders via dividends.

At period-end, we found mall stocks reasonably valued, and we expect their fundamentals to remain intact and future growth prospects to remain solid. Office stocks lagged most other property types during the year under review, largely due to widespread concerns of a protracted slowdown in demand. However, believing that certain office real estate securities represent an attractive combination of secure leases, compelling valuations and favorable supply characteristics, we added to our position during the period. Diversified real estate, a sector whose focus is not limited to any single property type, offered some of the most attractively valued real estate securities, in our opinion. The apartment sector struggled largely due to a lack of demand, competition from single-family housing and some modest overbuilding in certain regions. In 2002, we became increasingly concerned about the effects of a slowing economy on the hotel industry because, of all the real estate property groups, hotel operations have a high sensitivity to economic changes. We did take advantage of some share price weakness to increase the Fund's exposure, as we believe this sector will benefit significantly when the economy fully recovers and the uncertainty surrounding the Iraq situation dissipates.


6 ANNUAL REPORT

We initiated several significant positions during the year under review. In the retail sector, we purchased two regional mall owners, Macerich and Rouse, which have, in our opinion, above-average growth prospects. In the office sector, we purchased Brookfield Properties and Parkway Properties. Both companies traded at valuations we found attractive relative to their projected growth rates. In the hotel sector, we purchased Hilton Hotels, Fairmont Hotels and Felcor Lodging Trust after the stocks traded down with the entire hotel group. We initiated health care positions Ventas and Windrose Medical Properties, two companies that we think should benefit from favorable long-term demographics as the population continues to age. We also added two homebuilders, Meritage and Lennar, to the Fund. Both stocks traded at valuations we found reasonable, relative to their growth prospects. During the period, we sold a number of positions that met our value-based target prices, including First Industrial Realty Trust, Alexandria Real Estate Equities and Shurgard Storage Centers.

Looking ahead, we remain optimistic because we believe real estate securities are reasonably valued and should benefit as the economy returns to a more robust property-operating environment. Although demand for space moderated with the economic pullback, we believe a recovery should lead to demand stabilization. Compared with previous real estate cycles, the current downturn in fundamentals has been, in our opinion, almost solely driven by a dearth of demand as supply has remained relatively in check, due to the recently constrained development levels.






                                                               ANNUAL REPORT 7

Thank you for your investment in Franklin Real Estate
Securities Fund. We appreciate your support, welcome your comments and suggestions, and look forward to serving you in the future.




/S/SIGNATURE
Douglas Barton, CFA
Portfolio Manager
Franklin Real Estate Securities Fund








-------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of April 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
-------------------------------------------------------------------------------

ANNUAL REPORT  8

PERFORMANCE SUMMARY AS OF 4/30/03
YOUR DIVIDEND INCOME WILL VARY DEPENDING ON THE DIVIDENDS OR INTEREST PAID BY THE SECURITIES IN THE FUND'S PORTFOLIO, ADJUSTED FOR THE OPERATING EXPENSES OF EACH CLASS. CAPITAL GAIN DISTRIBUTIONS ARE NET PROFITS REALIZED FROM THE SALE OF PORTFOLIO SECURITIES. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY REALIZED GAINS ON THE SALE OF FUND SHARES. TOTAL RETURN REFLECTS THE FUND'S DIVIDEND INCOME, CAPITAL GAIN DISTRIBUTIONS, IF ANY, AND ANY UNREALIZED GAINS OR LOSSES.



PRICE AND DISTRIBUTION INFORMATION


CLASS A                        CHANGE         4/30/03   4/30/02
-----------------------------------------------------------------
Net Asset Value (NAV)          -$1.12         $16.97    $18.09
DISTRIBUTIONS (5/1/02-4/30/03)
Dividend Income                $0.6502

CLASS B                        CHANGE         4/30/03   4/30/02
-----------------------------------------------------------------
Net Asset Value (NAV)          -$1.14         $16.85    $17.99
DISTRIBUTIONS (5/1/02-4/30/03)
Dividend Income                $0.5532

CLASS C                        CHANGE         4/30/03   4/30/02
-----------------------------------------------------------------
Net Asset Value (NAV)          -$1.13         $16.78    $17.91
DISTRIBUTIONS (5/1/02-4/30/03)
Dividend Income                $0.5353

ADVISOR CLASS                  CHANGE         4/30/03   4/30/02
-----------------------------------------------------------------
Net Asset Value (NAV)          -$1.12         $17.02    $18.14
DISTRIBUTIONS (5/1/02-4/30/03)
Dividend Income                $0.6918

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

                                                                ANNUAL REPORT 9

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual
total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the sum of the respective class's past four quarterly dividends and the maximum offering price (NAV for Classes B and Advisor) per share on 4/30/03.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/03.
7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +49.48% and +6.56%.

PERFORMANCE



                                                           INCEPTION
CLASS A                               1-YEAR   5-YEAR       (1/3/94)
---------------------------------------------------------------------
Cumulative Total Return 1             -2.51%   +23.41%      +147.64%
Average Annual Total Return 2         -8.10%    +3.07%        +9.51%
Value of $10,000 Investment 3        $9,190   $11,630       $23,340
Avg. Ann. Total Return (3/31/03) 4   -10.79%    +1.62%        +9.09%

Distribution Rate 5                    3.61%
30-Day Standardized Yield 6            3.63%


                                                            INCEPTION
CLASS B                               1-YEAR   3-YEAR        (1/1/99)
---------------------------------------------------------------------
Cumulative Total Return 1             -3.20%   +35.14%       +38.16%
Average Annual Total Return 2         -6.95%    +9.73%        +7.39%
Value of $10,000 Investment 3        $9,305   $13,214        $13,616
Avg. Ann. Total Return (3/31/03) 4    -9.67%   +10.50%        +6.44%

Distribution Rate 5                    3.28%
30-Day Standardized Yield 6            3.11%


                                                           INCEPTION
CLASS C                               1-YEAR   5-YEAR       (5/1/95)
---------------------------------------------------------------------
Cumulative Total Return 1             -3.27%   +19.05%      +114.54%
Average Annual Total Return 2         -5.16%    +3.34%        +9.87%
Value of $10,000 Investment 3        $9,484   $11,783       $21,233
Avg. Ann. Total Return (3/31/03) 4    -7.89%    +1.87%        +9.38%

Distribution Rate 5                    3.16%
30-Day Standardized Yield 6            3.08%


                                                           INCEPTION
ADVISOR CLASS 7                       1-YEAR   5-YEAR       (1/3/94)
---------------------------------------------------------------------
Cumulative Total Return 1             -2.27%   +25.07%      +156.24%
Average Annual Total Return 2         -2.27%    +4.58%       +10.61%
Value of $10,000 Investment 3        $9,773   $12,507       $25,624
Avg. Ann. Total Return (3/31/03) 4    -5.10%    +3.10%       +10.19%

Distribution Rate 5                    4.06%
30-Day Standardized Yield 6            4.10%

--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Investing in a non-diversified fund concentrating in real estate securities involves risks such as declines in the value of real estate and adverse economic or regulatory developments. Small- and medium-cap stocks historically been more volatile than larger-cap stocks, particularly over the short term. These and other risks are described more fully in the Fund's prospectus.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

10 ANNUAL REPORT

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT
TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Franklin Real Estate Securities Fund -Class A with that of the S&P 500 Index 8 and the Wilshire Real Estate Securities Index 8, based on a $10,000 investment from 1/3/94 to 4/30/03.


Date   Franklin Real Estate Securities Fund - Class A        S&P 500        Wilshire Real Est. Secs. Index
----   ----------------------------------------------        -------        ------------------------------
1/3/94                  $9,425                               $10,000                      $10,000
1/31/94                 $9,661                               $10,340                      $10,300
2/28/94                $10,198                               $10,060                      $10,721
3/31/94                $10,066                                $9,622                      $10,225
4/30/94                $10,292                                $9,745                      $10,339
5/31/94                $10,481                                $9,904                      $10,554
6/30/94                $10,254                                $9,662                      $10,347
7/31/94                $10,245                                $9,978                      $10,370
8/31/94                $10,264                               $10,387                      $10,363
9/30/94                $10,132                               $10,133                      $10,190
10/31/94                $9,811                               $10,360                       $9,817
11/30/94                $9,463                                $9,983                       $9,433
12/31/94               $10,330                               $10,131                      $10,164
1/31/95                 $9,991                               $10,393                       $9,836
2/28/95                $10,166                               $10,797                      $10,144
3/31/95                $10,262                               $11,116                      $10,203
4/30/95                $10,243                               $11,443                      $10,129
5/31/95                $10,640                               $11,899                      $10,464
6/30/95                $10,824                               $12,175                      $10,647
7/31/95                $11,066                               $12,578                      $10,818
8/31/95                $11,308                               $12,610                      $10,950
9/30/95                $11,618                               $13,142                      $11,151
10/31/95               $11,385                               $13,095                      $10,806
11/30/95               $11,560                               $13,668                      $10,918
12/31/95               $12,193                               $13,932                      $11,551
1/31/96                $12,505                               $14,406                      $11,711
2/29/96                $12,667                               $14,540                      $11,943
3/31/96                $12,687                               $14,679                      $12,039
4/30/96                $12,727                               $14,895                      $12,094
5/31/96                $13,029                               $15,278                      $12,363
6/30/96                $13,160                               $15,336                      $12,611
7/31/96                $13,089                               $14,658                      $12,498
8/31/96                $13,704                               $14,967                      $13,029
9/30/96                $14,106                               $15,809                      $13,355
10/31/96               $14,388                               $16,245                      $13,717
11/30/96               $14,841                               $17,471                      $14,286
12/31/96               $16,157                               $17,125                      $15,811
1/31/97                $16,364                               $18,194                      $16,037
2/28/97                $16,344                               $18,338                      $16,046
3/31/97                $16,447                               $17,586                      $16,101
4/30/97                $16,032                               $18,634                      $15,581
5/31/97                $16,603                               $19,767                      $16,045
6/30/97                $17,340                               $20,653                      $16,841
7/31/97                $17,787                               $22,294                      $17,395
8/31/97                $17,725                               $21,046                      $17,266
9/30/97                $19,334                               $22,197                      $18,969
10/31/97               $18,659                               $21,456                      $18,163
11/30/97               $19,043                               $22,449                      $18,528
12/31/97               $19,372                               $22,835                      $18,941
1/31/98                $19,169                               $23,086                      $18,674
2/28/98                $19,008                               $24,751                      $18,435
3/31/98                $19,447                               $26,018                      $18,798
4/30/98                $18,912                               $26,281                      $18,206
5/31/98                $18,740                               $25,829                      $18,031
6/30/98                $18,537                               $26,878                      $17,936
7/31/98                $17,306                               $26,593                      $16,687
8/31/98                $15,614                               $22,753                      $14,953
9/30/98                $16,438                               $24,211                      $15,791
10/31/98               $16,331                               $26,180                      $15,575
11/30/98               $16,534                               $27,766                      $15,867
12/31/98               $16,397                               $29,365                      $15,640
1/31/99                $15,870                               $30,593                      $15,301
2/28/99                $15,676                               $29,641                      $15,180
3/31/99                $15,653                               $30,827                      $15,098
4/30/99                $17,382                               $32,020                      $16,708
5/31/99                $17,599                               $31,264                      $16,990
6/30/99                $17,313                               $33,000                      $16,701
7/31/99                $16,523                               $31,970                      $16,062
8/31/99                $16,225                               $31,810                      $15,821
9/30/99                $15,584                               $30,939                      $15,107
10/31/99               $15,229                               $32,897                      $14,826
11/30/99               $14,886                               $33,565                      $14,593
12/31/99               $15,474                               $35,542                      $15,142
1/31/00                $15,449                               $33,758                      $15,204
2/29/00                $15,122                               $33,119                      $14,914
3/31/00                $15,865                               $36,359                      $15,567
4/30/00                $16,901                               $35,264                      $16,677
5/31/00                $17,279                               $34,541                      $16,877
6/30/00                $18,110                               $35,394                      $17,446
7/31/00                $19,678                               $34,842                      $19,012
8/31/00                $19,011                               $37,006                      $18,328
9/30/00                $19,533                               $35,052                      $18,924
10/31/00               $18,783                               $34,905                      $18,102
11/30/00               $18,945                               $32,154                      $18,510
12/31/00               $20,246                               $32,312                      $19,796
1/31/01                $20,653                               $33,459                      $19,994
2/28/01                $20,297                               $30,411                      $19,578
3/31/01                $20,176                               $28,486                      $19,594
4/30/01                $20,685                               $30,696                      $20,060
5/31/01                $20,583                               $30,902                      $20,622
6/30/01                $21,599                               $30,151                      $21,729
7/31/01                $21,059                               $29,856                      $21,295
8/31/01                $21,522                               $27,990                      $22,038
9/30/01                $20,399                               $25,731                      $20,731
10/31/01               $19,645                               $26,222                      $19,956
11/30/01               $21,088                               $28,234                      $21,249
12/31/01               $21,792                               $28,482                      $21,865
1/31/02                $21,779                               $28,066                      $21,959
2/28/02                $22,294                               $27,525                      $22,462
3/31/02                $23,624                               $28,559                      $23,843
4/30/02                $23,942                               $26,829                      $23,991
5/31/02                $24,207                               $26,633                      $24,233
6/30/02                $24,645                               $24,737                      $24,730
7/31/02                $23,253                               $22,810                      $23,199
8/31/02                $23,240                               $22,958                      $23,209
9/30/02                $22,179                               $20,465                      $22,180
10/31/02               $21,178                               $22,264                      $21,071
11/30/02               $21,922                               $23,573                      $22,114
12/31/02               $22,163                               $22,189                      $22,437
1/31/03                $21,571                               $21,610                      $21,782
2/28/03                $21,956                               $21,286                      $22,102
3/31/03                $22,363                               $21,490                      $22,664
4/30/03                $23,340                               $23,261                      $23,618

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Franklin Real Estate Securities Fund -Class B with that of the S&P 500 Index 8 and the Wilshire Real Estate Securities Index 8, based on a $10,000 investment from 1/1/99 to 4/30/03.

Date   Franklin Real Estate Securities Fund - Class B        S&P 500   Wilshire Real Est. Sec. Index
----   ----------------------------------------------        -------   -----------------------------
1/1/99              $10,000                                  $10,000             $10,000
1/31/99              $9,679                                  $10,418              $9,783
2/28/99              $9,553                                  $10,094              $9,706
3/31/99              $9,539                                  $10,498              $9,653
4/30/99             $10,587                                  $10,904             $10,682
5/31/99             $10,712                                  $10,647             $10,863
6/30/99             $10,531                                  $11,238             $10,678
7/31/99             $10,049                                  $10,887             $10,269
8/31/99              $9,860                                  $10,833             $10,115
9/30/99              $9,462                                  $10,536              $9,659
10/31/99             $9,246                                  $11,203              $9,479
11/30/99             $9,029                                  $11,430              $9,331
12/31/99             $9,375                                  $12,103              $9,681
1/31/00              $9,360                                  $11,496              $9,721
2/29/00              $9,153                                  $11,278              $9,535
3/31/00              $9,594                                  $12,381              $9,953
4/30/00             $10,224                                  $12,009             $10,663
5/31/00             $10,438                                  $11,763             $10,791
6/30/00             $10,941                                  $12,053             $11,154
7/31/00             $11,878                                  $11,865             $12,156
8/31/00             $11,473                                  $12,602             $11,718
9/30/00             $11,780                                  $11,937             $12,099
10/31/00            $11,318                                  $11,886             $11,574
11/30/00            $11,409                                  $10,950             $11,834
12/31/00            $12,185                                  $11,003             $12,657
1/31/01             $12,423                                  $11,394             $12,784
2/28/01             $12,200                                  $10,356             $12,518
3/31/01             $12,123                                   $9,700             $12,528
4/30/01             $12,423                                  $10,453             $12,826
5/31/01             $12,346                                  $10,523             $13,185
6/30/01             $12,957                                  $10,268             $13,893
7/31/01             $12,624                                  $10,167             $13,615
8/31/01             $12,887                                   $9,532             $14,090
9/30/01             $12,205                                   $8,762             $13,255
10/31/01            $11,752                                   $8,930             $12,759
11/30/01            $12,604                                   $9,615             $13,586
12/31/01            $13,022                                   $9,699             $13,980
1/31/02             $13,006                                   $9,558             $14,040
2/28/02             $13,307                                   $9,373             $14,361
3/31/02             $14,083                                   $9,726             $15,245
4/30/02             $14,273                                   $9,136             $15,339
5/31/02             $14,416                                   $9,069             $15,494
6/30/02             $14,671                                   $8,424             $15,812
7/31/02             $13,839                                   $7,768             $14,833
8/31/02             $13,823                                   $7,818             $14,839
9/30/02             $13,182                                   $6,969             $14,181
10/31/02            $12,584                                   $7,582             $13,472
11/30/02            $13,012                                   $8,027             $14,139
12/31/02            $13,152                                   $7,556             $14,346
1/31/03             $12,783                                   $7,359             $13,927
2/28/03             $13,013                                   $7,249             $14,132
3/31/03             $13,234                                   $7,318             $14,491
4/30/03             $13,616                                   $7,921             $15,101

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.
                                                               ANNUAL REPORT 11

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Franklin Real Estate Securities Fund -Class C with that of the S&P 500 Index 8 and the Wilshire Real Estate Securities Index 8, based on a $10,000 investment from 5/1/95 to 4/30/03.

Date       Franklin Real Estate Securities Fund - Class C            S&P 500                  Wilshire Real Est. Sec. Index
----       ----------------------------------------------            -------                  -----------------------------
5/1/95                           $9,897                              $10,000                               $10,000
5/31/95                         $10,262                              $10,399                               $10,331
6/30/95                         $10,439                              $10,640                               $10,511
7/31/95                         $10,654                              $10,992                               $10,680
8/31/95                         $10,888                              $11,020                               $10,810
9/30/95                         $11,178                              $11,485                               $11,009
10/31/95                        $10,953                              $11,444                               $10,668
11/30/95                        $11,103                              $11,945                               $10,779
12/31/95                        $11,709                              $12,175                               $11,404
1/31/96                         $11,991                              $12,589                               $11,561
2/29/96                         $12,146                              $12,706                               $11,790
3/31/96                         $12,165                              $12,828                               $11,886
4/30/96                         $12,194                              $13,017                               $11,939
5/31/96                         $12,476                              $13,352                               $12,206
6/30/96                         $12,583                              $13,402                               $12,450
7/31/96                         $12,515                              $12,810                               $12,339
8/31/96                         $13,088                              $13,080                               $12,863
9/30/96                         $13,466                              $13,815                               $13,185
10/31/96                        $13,728                              $14,197                               $13,542
11/30/96                        $14,156                              $15,268                               $14,104
12/31/96                        $15,395                              $14,966                               $15,609
1/31/97                         $15,585                              $15,900                               $15,832
2/28/97                         $15,555                              $16,026                               $15,842
3/31/97                         $15,635                              $15,369                               $15,896
4/30/97                         $15,236                              $16,285                               $15,382
5/31/97                         $15,775                              $17,275                               $15,841
6/30/97                         $16,464                              $18,049                               $16,626
7/31/97                         $16,873                              $19,483                               $17,173
8/31/97                         $16,803                              $18,392                               $17,046
9/30/97                         $18,321                              $19,398                               $18,727
10/31/97                        $17,672                              $18,750                               $17,931
11/30/97                        $18,021                              $19,619                               $18,291
12/31/97                        $18,328                              $19,956                               $18,699
1/31/98                         $18,113                              $20,176                               $18,436
2/28/98                         $17,959                              $21,630                               $18,200
3/31/98                         $18,359                              $22,738                               $18,558
4/30/98                         $17,836                              $22,967                               $17,974
5/31/98                         $17,672                              $22,572                               $17,801
6/30/98                         $17,467                              $23,489                               $17,707
7/31/98                         $16,299                              $23,240                               $16,474
8/31/98                         $14,699                              $19,884                               $14,763
9/30/98                         $15,468                              $21,159                               $15,589
10/31/98                        $15,355                              $22,879                               $15,376
11/30/98                        $15,530                              $24,265                               $15,665
12/31/98                        $15,394                              $25,663                               $15,441
1/31/99                         $14,894                              $26,736                               $15,106
2/28/99                         $14,698                              $25,904                               $14,987
3/31/99                         $14,676                              $26,940                               $14,906
4/30/99                         $16,286                              $27,983                               $16,495
5/31/99                         $16,482                              $27,322                               $16,773
6/30/99                         $16,199                              $28,839                               $16,488
7/31/99                         $15,460                              $27,939                               $15,857
8/31/99                         $15,166                              $27,799                               $15,619
9/30/99                         $14,557                              $27,038                               $14,914
10/31/99                        $14,219                              $28,749                               $14,637
11/30/99                        $13,893                              $29,333                               $14,407
12/31/99                        $14,423                              $31,060                               $14,949
1/31/00                         $14,400                              $29,501                               $15,010
2/29/00                         $14,081                              $28,944                               $14,723
3/31/00                         $14,761                              $31,774                               $15,368
4/30/00                         $15,723                              $30,818                               $16,464
5/31/00                         $16,055                              $30,186                               $16,662
6/30/00                         $16,830                              $30,932                               $17,223
7/31/00                         $18,266                              $30,449                               $18,770
8/31/00                         $17,641                              $32,340                               $18,094
9/30/00                         $18,109                              $30,633                               $18,682
10/31/00                        $17,406                              $30,504                               $17,871
11/30/00                        $17,547                              $28,100                               $18,273
12/31/00                        $18,732                              $28,238                               $19,543
1/31/01                         $19,100                              $29,240                               $19,739
2/28/01                         $18,768                              $26,576                               $19,328
3/31/01                         $18,649                              $24,894                               $19,344
4/30/01                         $19,100                              $26,826                               $19,804
5/31/01                         $18,994                              $27,006                               $20,359
6/30/01                         $19,926                              $26,349                               $21,452
7/31/01                         $19,411                              $26,091                               $21,023
8/31/01                         $19,818                              $24,461                               $21,757
9/30/01                         $18,772                              $22,487                               $20,466
10/31/01                        $18,072                              $22,916                               $19,701
11/30/01                        $19,388                              $24,674                               $20,978
12/31/01                        $20,031                              $24,891                               $21,586
1/31/02                         $20,006                              $24,527                               $21,679
2/28/02                         $20,459                              $24,054                               $22,175
3/31/02                         $21,656                              $24,959                               $23,539
4/30/02                         $21,950                              $23,446                               $23,685
5/31/02                         $22,171                              $23,275                               $23,924
6/30/02                         $22,573                              $21,618                               $24,415
7/31/02                         $21,274                              $19,934                               $22,903
8/31/02                         $21,249                              $20,063                               $22,913
9/30/02                         $20,267                              $17,884                               $21,898
10/31/02                        $19,332                              $19,456                               $20,803
11/30/02                        $20,005                              $20,600                               $21,832
12/31/02                        $20,208                              $19,391                               $22,151
1/31/03                         $19,651                              $18,885                               $21,504
2/28/03                         $20,006                              $18,602                               $21,820
3/31/03                         $20,347                              $18,780                               $22,375
4/30/03                         $21,233                              $20,328                               $23,317


AVERAGE ANNUAL TOTAL RETURN

CLASS C              4/30/03
----------------------------
1-Year                -5.16%

5-Year                +3.34%

Since Inception (5/1/95)+9.87%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Franklin Real Estate Securities Fund - Advisor Class with that of the S&P 500 Index 8 and the Wilshire Real Estate Securities Index 8, based on a $10,000 investment from 1/3/94 to 4/30/03.

Date         Franklin Real Estate Securities Fund - Advisor Class           S&P 500                Wilshire Real Est. Secs. Index
----         ----------------------------------------------------           -------                ------------------------------
1/3/94                             $10,000                                  $10,000                                $10,000
1/31/94                            $10,250                                  $10,340                                $10,300
2/28/94                            $10,820                                  $10,060                                $10,721
3/31/94                            $10,680                                   $9,622                                $10,225
4/30/94                            $10,920                                   $9,745                                $10,339
5/31/94                            $11,120                                   $9,904                                $10,554
6/30/94                            $10,880                                   $9,662                                $10,347
7/31/94                            $10,870                                   $9,978                                $10,370
8/31/94                            $10,890                                  $10,387                                $10,363
9/30/94                            $10,750                                  $10,133                                $10,190
10/31/94                           $10,410                                  $10,360                                 $9,817
11/30/94                           $10,040                                   $9,983                                 $9,433
12/31/94                           $10,960                                  $10,131                                $10,164
1/31/95                            $10,601                                  $10,393                                 $9,836
2/28/95                            $10,786                                  $10,797                                $10,144
3/31/95                            $10,888                                  $11,116                                $10,203
4/30/95                            $10,868                                  $11,443                                $10,129
5/31/95                            $11,289                                  $11,899                                $10,464
6/30/95                            $11,484                                  $12,175                                $10,647
7/31/95                            $11,741                                  $12,578                                $10,818
8/31/95                            $11,998                                  $12,610                                $10,950
9/30/95                            $12,327                                  $13,142                                $11,151
10/31/95                           $12,080                                  $13,095                                $10,806
11/30/95                           $12,265                                  $13,668                                $10,918
12/31/95                           $12,937                                  $13,932                                $11,551
1/31/96                            $13,268                                  $14,406                                $11,711
2/29/96                            $13,439                                  $14,540                                $11,943
3/31/96                            $13,461                                  $14,679                                $12,039
4/30/96                            $13,503                                  $14,895                                $12,094
5/31/96                            $13,824                                  $15,278                                $12,363
6/30/96                            $13,963                                  $15,336                                $12,611
7/31/96                            $13,888                                  $14,658                                $12,498
8/31/96                            $14,540                                  $14,967                                $13,029
9/30/96                            $14,967                                  $15,809                                $13,355
10/31/96                           $15,266                                  $16,245                                $13,717
11/30/96                           $15,747                                  $17,471                                $14,286
12/31/96                           $17,142                                  $17,125                                $15,811
1/31/97                            $17,363                                  $18,194                                $16,037
2/28/97                            $17,352                                  $18,338                                $16,046
3/31/97                            $17,462                                  $17,586                                $16,101
4/30/97                            $17,021                                  $18,634                                $15,581
5/31/97                            $17,638                                  $19,767                                $16,045
6/30/97                            $18,420                                  $20,653                                $16,841
7/31/97                            $18,905                                  $22,294                                $17,395
8/31/97                            $18,839                                  $21,046                                $17,266
9/30/97                            $20,546                                  $22,197                                $18,969
10/31/97                           $19,841                                  $21,456                                $18,163
11/30/97                           $20,260                                  $22,449                                $18,528
12/31/97                           $20,611                                  $22,835                                $18,941
1/31/98                            $20,407                                  $23,086                                $18,674
2/28/98                            $20,236                                  $24,751                                $18,435
3/31/98                            $20,703                                  $26,018                                $18,798
4/30/98                            $20,145                                  $26,281                                $18,206
5/31/98                            $19,963                                  $25,829                                $18,031
6/30/98                            $19,746                                  $26,878                                $17,936
7/31/98                            $18,449                                  $26,593                                $16,687
8/31/98                            $16,651                                  $22,753                                $14,953
9/30/98                            $17,539                                  $24,211                                $15,791
10/31/98                           $17,413                                  $26,180                                $15,575
11/30/98                           $17,641                                  $27,766                                $15,867
12/31/98                           $17,497                                  $29,365                                $15,640
1/31/99                            $16,948                                  $30,593                                $15,301
2/28/99                            $16,741                                  $29,641                                $15,180
3/31/99                            $16,728                                  $30,827                                $15,098
4/30/99                            $18,559                                  $32,020                                $16,708
5/31/99                            $18,803                                  $31,264                                $16,990
6/30/99                            $18,498                                  $33,000                                $16,701
7/31/99                            $17,668                                  $31,970                                $16,062
8/31/99                            $17,351                                  $31,810                                $15,821
9/30/99                            $16,667                                  $30,939                                $15,107
10/31/99                           $16,289                                  $32,897                                $14,826
11/30/99                           $15,923                                  $33,565                                $14,593
12/31/99                           $16,555                                  $35,542                                $15,142
1/31/00                            $16,542                                  $33,758                                $15,204
2/29/00                            $16,180                                  $33,119                                $14,914
3/31/00                            $16,980                                  $36,359                                $15,567
4/30/00                            $18,100                                  $35,264                                $16,677
5/31/00                            $18,504                                  $34,541                                $16,877
6/30/00                            $19,404                                  $35,394                                $17,446
7/31/00                            $21,080                                  $34,842                                $19,012
8/31/00                            $20,380                                  $37,006                                $18,328
9/30/00                            $20,940                                  $35,052                                $18,924
10/31/00                           $20,137                                  $34,905                                $18,102
11/30/00                           $20,311                                  $32,154                                $18,510
12/31/00                           $21,719                                  $32,312                                $19,796
1/31/01                            $22,155                                  $33,459                                $19,994
2/28/01                            $21,787                                  $30,411                                $19,578
3/31/01                            $21,667                                  $28,486                                $19,594
4/30/01                            $22,212                                  $30,696                                $20,060
5/31/01                            $22,103                                  $30,902                                $20,622
6/30/01                            $23,206                                  $30,151                                $21,729
7/31/01                            $22,627                                  $29,856                                $21,295
8/31/01                            $23,124                                  $27,990                                $22,038
9/30/01                            $21,921                                  $25,731                                $20,731
10/31/01                           $21,126                                  $26,222                                $19,956
11/30/01                           $22,674                                  $28,234                                $21,249
12/31/01                           $23,435                                  $28,482                                $21,865
1/31/02                            $23,435                                  $28,066                                $21,959
2/28/02                            $23,988                                  $27,525                                $22,462
3/31/02                            $25,410                                  $28,559                                $23,843
4/30/02                            $25,780                                  $26,829                                $23,991
5/31/02                            $26,064                                  $26,633                                $24,233
6/30/02                            $26,551                                  $24,737                                $24,730
7/31/02                            $25,041                                  $22,810                                $23,199
8/31/02                            $25,041                                  $22,958                                $23,209
9/30/02                            $23,902                                  $20,465                                $22,180
10/31/02                           $22,827                                  $22,264                                $21,071
11/30/02                           $23,626                                  $23,573                                $22,114
12/31/02                           $23,904                                  $22,189                                $22,437
1/31/03                            $23,253                                  $21,610                                $21,782
2/28/03                            $23,682                                  $21,286                                $22,102
3/31/03                            $24,115                                  $21,490                                $22,664
4/30/03                            $25,624                                  $23,261                                $23,618

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS 7      4/30/03
----------------------------
1-Year                -2.27%

5-Year                +4.58%

Since Inception (1/3/94)+10.61%


8. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Wilshire Real Estate Securities Index is a market capitalization-weighted index comprising publicly traded real estate investment trusts (REITs) and real estate operating companies.

Past performance does not guarantee future results.

12 ANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights


                                                                               CLASS A
                                                             -----------------------------------------------
                                                                          YEAR ENDED APRIL 30,
                                                             -----------------------------------------------
                                                              2003      2002       2001      2000      1999
                                                             -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $18.10    $16.26     $13.87    $15.18    $17.66
                                                             -----------------------------------------------
Income from investment operations:
 Net investment income (loss) a ..........................      .63       .66        .64       .67       .81
 Net realized and unrealized gains (losses) ..............    (1.11)     1.82       2.41     (1.23)    (2.31)
                                                             -----------------------------------------------
Total from investment operations .........................     (.48)     2.48       3.05      (.56)    (1.50)
                                                             -----------------------------------------------
Less distributions from:
 Net investment income ...................................     (.65)     (.64)      (.66)     (.68)     (.75)
 Net realized gains ......................................       --        --         --      (.07)     (.23)
                                                             -----------------------------------------------
Total distributions ......................................     (.65)     (.64)      (.66)     (.75)     (.98)
                                                             -----------------------------------------------
Net asset value, end of year .............................   $16.97    $18.10     $16.26    $13.87    $15.18
                                                             -----------------------------------------------

Total return b ...........................................    (2.51)%   15.74%     22.39%    (2.77)%   (8.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................... $423,363  $431,749   $356,296  $332,562  $278,301
Ratios to average net assets:
 Expenses ................................................      .98%      .96%      1.04%     1.02%      .96%
 Net investment income ...................................     3.76%     3.96%      4.16%     4.93%     5.15%
Portfolio turnover rate ..................................    29.76%    37.26%     29.03%    25.44%    25.97%


aBased on average shares outstanding effective April 30, 2000.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                                                               ANNUAL REPORT 13

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)

                                                                                   CLASS B
                                                            ----------------------------------------------------
                                                                              YEAR ENDED APRIL 30,
                                                            ----------------------------------------------------
                                                             2003     2002       2001      2000      1999 C
                                                            ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................    $17.99   $16.17     $13.81    $15.16    $14.32
                                                            ----------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ..........................       .50      .52        .48       .56       .10
 Net realized and unrealized gains (losses) ..............     (1.10)    1.82       2.45     (1.21)      .74
                                                            ----------------------------------------------------
Total from investment operations .........................      (.60)    2.34       2.93      (.65)      .84
                                                            ----------------------------------------------------
Less distributions from:
 Net investment income ...................................      (.55)    (.52)      (.57)     (.63)       --
 Net realized gains ......................................        --       --         --      (.07)       --
                                                            ----------------------------------------------------
Total distributions ......................................      (.55)    (.52)      (.57)     (.70)       --
                                                            ----------------------------------------------------
Net asset value, end of year .............................    $16.84   $17.99     $16.17    $13.81    $15.16
                                                            ----------------------------------------------------

Total return b ...........................................     (3.20)%  14.90%     21.51%    (3.43)%    5.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................   $40,703  $26,650    $12,264    $4,889    $1,119
Ratios to average net assets:
 Expenses ................................................      1.74%    1.71%      1.79%     1.77%     1.57% d
 Net investment income ...................................      3.00%    3.11%      3.11%     4.25%     4.54% d
Portfolio turnover rate ..................................     29.76%   37.26%     29.03%    25.44%    25.97%

aBased on average shares outstanding effective year ended April 30, 2000. bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to April 30, 1999.
dAnnualized.

ANNUAL REPORT 14

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)

                                                                                CLASS C
                                                            --------------------------------------------------
                                                                           YEAR ENDED APRIL 30,
                                                            --------------------------------------------------
                                                              2003      2002       2001      2000      1999
                                                            --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................  $17.91    $16.08     $13.73    $14.97    $17.40
                                                            --------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ...........................     .51       .53        .51       .55       .68
 Net realized and unrealized gains (losses) ...............   (1.10)     1.80       2.40     (1.18)    (2.25)
                                                            --------------------------------------------------
Total from investment operations ..........................    (.59)     2.33       2.91      (.63)    (1.57)
                                                            --------------------------------------------------
Less distributions from:
 Net investment income ....................................    (.54)     (.50)      (.56)     (.54)     (.63)
 Net realized gains .......................................      --        --         --      (.07)     (.23)
                                                            --------------------------------------------------
Total distributions .......................................    (.54)     (.50)      (.56)     (.61)     (.86)
                                                            --------------------------------------------------
Net asset value, end of year ..............................  $16.78    $17.91     $16.08    $13.73    $14.97
                                                            --------------------------------------------------

Total return b ............................................   (3.27)%   14.92%     21.48%    (3.46)%   (8.69)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................$114,474  $120,394    $96,364   $77,635  $105,861
Ratios to average net assets:
 Expenses .................................................    1.70%     1.71%      1.78%     1.77%     1.71%
 Net investment income ....................................    3.04%     3.23%      3.36%     4.08%     4.40%
Portfolio turnover rate ...................................   29.76%    37.26%     29.03%    25.44%    25.97%

aBased on average shares outstanding effective April 30, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                                                               ANNUAL REPORT 15

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)

                                                                               ADVISOR CLASS
                                                           ---------------------------------------------------
                                                                            YEAR ENDED APRIL 30,
                                                           ---------------------------------------------------
                                                               2003      2002       2001      2000      1999
                                                           ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................     $18.14    $16.30     $13.90    $15.21    $17.70
                                                           ---------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ........................        .67       .66        .63       .73      1.44
 Net realized and unrealized gains (losses) ............      (1.10)     1.86       2.47     (1.25)    (2.91)
                                                           ---------------------------------------------------
Total from investment operations .......................       (.43)     2.52       3.10      (.52)    (1.47)
                                                           ---------------------------------------------------
Less distributions from:
 Net investment income .................................       (.69)     (.68)      (.70)     (.72)     (.79)
 Net realized gains ....................................         --        --         --      (.07)     (.23)
                                                           ---------------------------------------------------
Total distributions ....................................       (.69)     (.68)      (.70)     (.79)    (1.02)
                                                           ---------------------------------------------------
Net asset value, end of year ...........................     $17.02    $18.14     $16.30    $13.90    $15.21
                                                           ---------------------------------------------------

Total return b .........................................      (2.27)%   16.06%     22.72%    (2.47)%   (7.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................    $27,532   $25,879     $9,438    $3,915    $2,576
Ratios to average net assets:
 Expenses ..............................................        .73%      .71%       .79%      .77%      .71%
 Net investment income .................................       4.01%     3.96%      4.06%     5.27%     5.40%
Portfolio turnover rate ................................      29.76%    37.26%     29.03%    25.44%    25.97%


aBased on average shares outstanding effective April 30, 2000.
bTotal return is not annualized for periods less than one year.

                       See notes to financial statements.

16 ANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003

                                                                                       SHARES         VALUE
--------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 93.3%
    HOMEBUILDING 1.4%
    Lennar Corp. ...................................................................    27,000    $  1,464,480
    Lennar Corp., B ................................................................     2,700         144,585
  a Meritage Corp. .................................................................   182,400       6,958,560
                                                                                                  ------------
                                                                                                     8,567,625
                                                                                                  ------------
    HOTEL/RESORTS/CRUISELINES 2.9%
a,c Candlewood Hotel Co. Inc. ......................................................   685,000         363,050
    Fairmont Hotels & Resorts Inc. (Canada) ........................................   235,000       5,386,200
    Hilton Hotels Corp. ............................................................   160,700       2,140,524
    Starwood Hotels & Resorts Worldwide Inc. .......................................   373,500      10,024,740
                                                                                                  ------------
                                                                                                    17,914,514
                                                                                                  ------------
    OTHER CONSUMER SERVICES 3.2%
  a Cendant Corp. .................................................................. 1,342,500      19,170,900
                                                                                                  ------------
    REAL ESTATE DEVELOPMENT 6.1%
    Boardwalk Equities Inc. (Canada) ............................................... 1,331,500      13,874,230
    Brookfield Properties Corp. (Canada) ...........................................   315,840       6,395,760
  a Catellus Development Corp. .....................................................   395,900       8,385,162
    Forest City Enterprises Inc., A ................................................   183,400       6,703,270
a,d orthstar Capital Investment Corp., 144A ........................................   100,000       1,350,000
                                                                                                  ------------
                                                                                                    36,708,422
                                                                                                  ------------
    REAL ESTATE INVESTMENT TRUSTS 79.7%
    AMB Property Corp. .............................................................   552,400      15,080,520
    Apartment Investment & Management Co., A .......................................   101,500       3,832,640
    Archstone-Smith Trust ..........................................................   241,325       5,502,210
    Arden Realty Inc. ..............................................................   281,700       6,712,911
    Avalonbay Communities Inc. .....................................................   128,000       5,105,920
    Bedford Property Investors Inc. ................................................   304,420       8,112,793
    Boston Properties Inc. .........................................................   566,050      22,189,160
    Brandywine Realty Trust ........................................................   242,900       5,416,670
    Camden Property Trust ..........................................................   175,000       6,116,250
    CarrAmerica Realty Corp. .......................................................   583,000      15,204,640
    Chelsea Property Group Inc. ....................................................    30,000       1,189,800
    Cousins Properties Inc. ........................................................   404,600      10,624,796
    Crescent Real Estate Equities Co. ..............................................   141,400       2,005,052
    Duke Realty Corp. ..............................................................    65,652       1,798,865
    Entertainment Properties Trust .................................................   210,000       5,659,500
    Equity Office Properties Trust .................................................   855,561      22,218,919
    Equity Residential .............................................................   447,600      11,597,316
    FelCor Lodging Trust Inc. ......................................................   175,000       1,240,750
    General Growth Properties Inc. .................................................   227,130      12,632,970
    Glenborough Realty Trust Inc. ..................................................   924,000      15,319,920
    Glimcher Realty Trust ..........................................................   636,200      13,143,892
  a Host Marriott Corp. ............................................................ 1,071,000       8,268,120

                                                               ANNUAL REPORT 17

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2003 (CONT.)

                                                                                     SHARES         VALUE
------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  REAL ESTATE INVESTMENT TRUSTS (CONT.)
  iStar Financial Inc. ..........................................................    632,600    $ 18,933,718
  Kilroy Realty Corp. ...........................................................    165,000       4,095,300
  Lexington Corporate Properties Trust ..........................................    303,700       5,235,788
  Liberty Property Trust ........................................................    474,200      14,837,718
  Macerich Co. ..................................................................    653,000      21,549,000
  Manufactured Home Communities Inc. ............................................    295,500       9,467,820
  MeriStar Hospitality Corp. ....................................................    590,500       2,456,480
  Parkway Properties Inc. .......................................................    183,000       7,067,460
  ProLogis ......................................................................    889,600      22,898,304
  PS Business Parks Inc. ........................................................    535,000      16,643,850
  Public Storage Inc. ...........................................................    561,500      18,052,225
  Ramco-Gershenson Properties Trust .............................................    413,500       9,448,475
  Reckson Associates Realty Corp. ...............................................    480,200       9,051,770
  RFS Hotel Investors Inc. ......................................................    124,300       1,334,982
  Rouse Co. .....................................................................    464,100      16,127,475
  Simon Property Group Inc. .....................................................    800,200      29,383,344
  SL Green Realty Corp. .........................................................    352,400      11,357,852
  Sun Communities Inc. ..........................................................    271,500      10,463,610
  Taubman Centers Inc. ..........................................................    739,200      12,943,392
  Trizec Properties Inc. ........................................................    606,000       5,641,860
  Ventas Inc. ...................................................................    695,000       9,035,000
  Vornado Realty Trust ..........................................................    652,700      24,802,600
c Windrose Medical Properties ...................................................    334,800       3,250,908
                                                                                                ------------
                                                                                                 483,052,545
                                                                                                ------------
  TOTAL COMMON STOCKS (COST $496,328,932) .......................................                565,414,006
                                                                                                ------------
  PREFERRED STOCKS (COST $3,502,663) .8%
  REAL ESTATE INVESTMENT TRUSTS
a Host Marriott Corp., 6.75%, cvt. pfd. .........................................    132,600       5,062,138
                                                                                                ------------
  TOTAL LONG TERM INVESTMENTS (COST $499,831,595)                                                570,476,144
                                                                                                ------------
  SHORT TERM INVESTMENTS (COST $43,577,116) 7.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio ................. 43,577,116      43,577,116
                                                                                                ------------
  TOTAL INVESTMENTS (COST $543,408,711) 101.3% ..................................                614,053,260
  OTHER ASSETS, LESS LIABILITIES (1.3)% .........................................                 (7,981,646)
                                                                                                ------------
  NET ASSETS 100.0% .............................................................               $606,071,614
                                                                                                ------------


aNon-income producing.
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
cSee Note 7 regarding Holdings of 5% Voting Securities.
dSee Note 8 regarding restricted securities.

                   See notes to financial statements.

18 ANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .............................................................  $534,670,591
  Cost - Non-controlled affiliated issuers ................................................     8,738,120
                                                                                             -------------
  Value - Unaffiliated issuers ............................................................   610,439,302
  Value - Non-controlled affiliated issuers ...............................................     3,613,958
 Receivables:
  Investment securities sold ..............................................................     2,172,529
  Capital shares sold .....................................................................     1,040,369
  Dividends ...............................................................................        53,025
                                                                                             -------------
      Total assets ........................................................................   617,319,183
                                                                                             -------------
Liabilities:
 Payables:
  Investment securities purchased .........................................................     9,316,954
  Capital shares redeemed .................................................................     1,026,265
  Affiliates ..............................................................................       604,743
  Shareholders ............................................................................       239,139
 Other liabilities ........................................................................        60,468
                                                                                             -------------
      Total liabilities ...................................................................    11,247,569
                                                                                             -------------
      Net assets, at value ................................................................  $606,071,614
                                                                                             -------------
Net assets consist of:
 Undistributed net investment income ......................................................   $ 3,919,089
 Net unrealized appreciation (depreciation) ...............................................    70,644,549
 Accumulated net realized gain (loss) .....................................................   (34,201,189)
 Capital shares ...........................................................................   565,709,165
                                                                                             -------------
      Net assets, at value ................................................................  $606,071,614
                                                                                             -------------

                                                               ANNUAL REPORT 19

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2003


CLASS A:
 Net assets, at value ....................................................................   $423,363,256
                                                                                             -------------
 Shares outstanding ......................................................................     24,944,845
                                                                                             -------------
 Net asset value per share a .............................................................         $16.97
                                                                                             -------------
 Maximum offering price per share (Net asset value per share / 94.25%) ...................         $18.01
                                                                                             -------------
CLASS B:
 Net assets, at value ....................................................................   $ 40,702,735
                                                                                             -------------
 Shares outstanding ......................................................................      2,416,320
                                                                                             -------------
 Net asset value and maximum offering price per share a ..................................         $16.84
                                                                                             -------------
CLASS C:
 Net assets, at value ....................................................................   $114,473,883
                                                                                             -------------
 Shares outstanding ......................................................................      6,820,701
                                                                                             -------------
 Net asset value per share a .............................................................         $16.78
                                                                                             -------------
 Maximum offering price per share (Net asset value per share / 99%) ......................         $16.95
                                                                                             -------------
ADVISOR CLASS:
 Net assets, at value ....................................................................   $ 27,531,740
                                                                                             -------------
 Shares outstanding ......................................................................      1,618,054
                                                                                             -------------
 Net asset value and maximum offering price per share ....................................         $17.02
                                                                                             -------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

20 ANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2003


Investment income:
 Dividends:
  Unaffiliated issuers ....................................................................  $ 27,525,744
  Non-controlled affiliated issuers (Note 7) ..............................................        43,524
                                                                                             ------------
      Total investment income .............................................................    27,569,268
                                                                                             ------------
Expenses:
 Management fees (Note 3) .................................................................     2,746,198
 Distribution fees (Note 3)
  Class A .................................................................................     1,014,377
  Class B .................................................................................       346,899
  Class C .................................................................................     1,129,899
 Transfer agent fees (Note 3) .............................................................     1,196,242
 Custodian fees ...........................................................................         5,730
 Reports to shareholders ..................................................................        93,027
 Registration and filing fees .............................................................       120,314
 Professional fees ........................................................................        53,608
 Trustees' fees and expenses ..............................................................        17,072
 Other ....................................................................................        24,256
                                                                                             ------------
      Total expenses ......................................................................     6,747,622
                                                                                             ------------
           Net investment income ..........................................................    20,821,646
                                                                                             ------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
 Investments:
  Unaffiliated Issuers ....................................................................     9,754,442
  Non-controlled affiliated issuers (Note 7) ..............................................           (13)
                                                                                             ------------
      Net realized gain (loss) ............................................................     9,754,429
                                                                                             ------------
Net unrealized appreciation (depreciation) on investments .................................   (47,868,488)
                                                                                             ------------
Net realized and unrealized gain (loss) ...................................................   (38,114,059)
                                                                                             ------------
Net increase (decrease) in net assets resulting from operations ...........................  $(17,292,413)
                                                                                             ------------

                       See notes to financial statements.

                                                               ANNUAL REPORT 21

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2003 AND 2002

                                                                                YEAR ENDED        YEAR ENDED
                                                                              APRIL 30, 2003    APRIL 30, 2002
                                                                              ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..............................................  $ 20,821,646      $ 19,286,486
  Net realized gain (loss) from investments .................................     9,754,429         4,185,228
  Net unrealized appreciation (depreciation) on investments .................   (47,868,488)       54,191,283
                                                                              ---------------------------------
      Net increase (decrease) in net assets resulting from operations .......   (17,292,413)       77,662,997
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................................................   (15,525,626)      (14,167,625)
   Class B ..................................................................    (1,101,235)         (554,409)
   Class C ..................................................................    (3,752,350)       (3,157,505)
   Advisor Class ............................................................    (1,056,973)         (535,471)
                                                                              ---------------------------------
 Total distributions to shareholders ........................................   (21,436,184)      (18,415,010)
 Capital share transactions: (Note 2)
   Class A ..................................................................    18,619,722        33,143,141
   Class B ..................................................................    15,731,041        11,912,423
   Class C ..................................................................     2,334,359        11,972,662
   Advisor Class ............................................................     3,442,434        14,034,939
                                                                              ---------------------------------
 Total capital share transactions ...........................................    40,127,556        71,063,165
      Net increase (decrease) in net assets .................................     1,398,959       130,311,152
Net assets
 Beginning of year ..........................................................   604,672,655       474,361,503
                                                                              ---------------------------------
 End of year ................................................................  $606,071,614      $604,672,655
                                                                              ---------------------------------
Undistributed net investment income included in net assets:
 End of year ................................................................   $ 3,919,089       $ 4,533,627
                                                                              ---------------------------------


                       See notes to financial statements.

22 ANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.



                                                              ANNUAL REPORT 23

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATION

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED APRIL 30,
                                                    ----------------------------------------------------------------
                                                               2003                              2002
                                                    ----------------------------------------------------------------
                                                       SHARES       AMOUNT             SHARES             AMOUNT
                                                    ----------------------------------------------------------------
CLASS A SHARES:
Shares sold .....................................   12,286,539    $208,359,787       12,489,217       $ 208,780,303
Shares issued in reinvestment
 of distributions ...............................      837,542      14,066,071          791,916          12,762,067
Shares redeemed .................................  (12,039,132)   (203,806,136)     (11,336,129)       (188,399,229)
                                                    ----------------------------------------------------------------
Net increase (decrease) .........................    1,084,949    $ 18,619,722        1,945,004       $  33,143,141
                                                    ----------------------------------------------------------------
CLASS B SHARES:
Shares sold .....................................    1,164,255    $ 19,457,743          819,781       $  13,575,254
Shares issued in reinvestment
 of distributions ...............................       57,888         961,046           29,838             477,513
Shares redeemed .................................     (287,065)     (4,687,748)        (126,977)         (2,140,344)
                                                    ----------------------------------------------------------------
Net increase (decrease) .........................      935,078    $ 15,731,041          722,642       $  11,912,423
                                                    ----------------------------------------------------------------
CLASS C SHARES:
Shares sold .....................................    1,791,610    $ 29,763,024        1,646,549       $  27,030,520
Shares issued in reinvestment
 of distributions ...............................      192,794       3,206,631          169,961           2,705,418
Shares redeemed .................................   (1,884,732)    (30,635,296)      (1,088,281)        (17,763,276)
                                                    ----------------------------------------------------------------
Net increase (decrease) .........................       99,672    $  2,334,359          728,229       $  11,972,662
                                                    ----------------------------------------------------------------


24 ANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                      YEAR ENDED APRIL 30,
                                                       -----------------------------------------------------
                                                               2003                         2002
                                                       -----------------------------------------------------
                                                       SHARES       AMOUNT           SHARES       AMOUNT
                                                       -----------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold .........................................  504,347   $  8,530,129       962,284   $  15,914,285
Shares issued in reinvestment
 of distributions ...................................   58,960        991,256        28,119         456,271
Shares redeemed ..................................... (371,994)    (6,078,951)     (142,813)     (2,335,617)
                                                       -----------------------------------------------------
Net increase (decrease) .............................  191,313   $  3,442,434       847,590   $  14,034,939
                                                       -----------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE    AVERAGE DAILY NET ASSETS
       -----------------------------------------------------------------
          .625%     First $100 million
          .500%     Over $100 million, up to and including $250 million
          .450%     Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $1,286,813 and $95,470, respectively.

The Fund paid transfer agent fees of $1,196,242, of which $793,142 was paid to Investor Services.




                                                               ANNUAL REPORT 25

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (CONTINUED)


4. INCOME TAXES

At April 30, 2003, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

        Cost of investments .........................$543,624,678
                                                     ------------
        Unrealized appreciation .....................$ 87,146,662
        Unrealized depreciation ..................... (16,718,080)
                                                     ------------
        Net unrealized appreciation (depreciation) ..$ 70,428,582
                                                     ------------
        Distributable earnings - ordinary income ....$  3,925,310

At April 30, 2003, the Fund had tax basis capital losses of $29,068,921 which may be carried over to offset future capital gains. Such losses will expire in 2009.

At April 30, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $4,922,523. For tax purposes, such losses will be reflected in the year ending April 30, 2004.

The tax character of distributions paid during the years ended April 30, 2002 and 2003, was as follows:

        Distributions paid from:            2003           2002
                                         --------------------------
          Ordinary Income .............. $21,436,184    $18,415,010
                                         --------------------------

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31, 2002 on the sales of securities.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2003 aggregated $199,446,402 and $165,504,040, respectively.


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $358,600 of dividend income from investment in the Sweep Money Fund for the year ended April 30, 2003.


26 ANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (CONTINUED)


7. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at April 30, 2003 were as shown below.

                                                                                                                         REALIZED
                                 NUMBER OF                              NUMBER OF                                         CAPITAL
                                SHARES HELD     GROSS      GROSS       SHARES HELD        VALUE    INVESTMENT INCOME   GAINS/LOSSES
NAME OF ISSUER                APRIL 30, 2002  ADDITIONS  REDUCTIONS  APRIL 30, 2003  APRIL 30, 2003  5/01/02-4/30/03 5/01/02-4/30/03
------------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Candlewood Hotel Co. Inc. ........ 685,000         --         --          685,000        $  363,050         --               --
Windrose Medical Properties ......      --    370,500    (35,700)         334,800         3,250,908    $43,524             $(13)
                                                                                       ---------------------------------------------
TOTAL NON CONTROLLED AFFILIATES                                                          $3,613,958    $43,524             $(13)
                                                                                       ---------------------------------------------

8. RESTRICTED SECURITIES

At April 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At April 30, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

NUMBER                                                        ACQUISITION
OF SHARES  ISSUER                                                DATE             COST            VALUE
-----------------------------------------------------------------------------------------------------------
100,000    Northstar Capital Investment Corp., 144A ........... 1/16/98       $1,993,250        $1,350,000
                                                                              -----------------------------
TOTAL RESTRICTED SECURITIES (.22% OF NET ASSETS)                              $1,993,250        $1,350,000
                                                                              -----------------------------

                                                               ANNUAL REPORT 27

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN REAL ESTATE SECURITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Real Estate Securities Fund (the "Fund") at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 5, 2003



28  ANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 3.11% of the ordinary income dividends as income qualifying for the dividends received deduction for corporations for the fiscal year ended April 30, 2003.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates up to a maximum of $677,214 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.



                                                               ANNUAL REPORT 29

BOARD MEMBERS AND OFFICERS



The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until the person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                        LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION(S)             TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (82)       Trustee                 Since 1993           109             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated
(gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (70)           Trustee                 Since 1993           136             Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                         company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

ROBERT F. CARLSON (75)
One Franklin Parkway
San Mateo, CA 94403-1906        Trustee                 Since 1998            49             None

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)        Trustee                 Since 1993           140             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

FRANK W.T.  LAHAYE (74)         Trustee                 Since 1993           109             Director, The California Center for
One Franklin Parkway                                                                         Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------



ANNUAL REPORT

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                        LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION(S)             TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)          Trustee                 Since 1993           141             Director, White Mountains Insurance
One Franklin Parkway                                                                         Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                                     Biosciences Corporation; MedImmune,
                                                                                             Inc. (biotechnology); Overstock.com
                                                                                             (Internet services); and Spacehab,
                                                                                             Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and formerly, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

**HARMON E. BURNS (58)          Trustee and             Since 1993            34             None
One Franklin Parkway            Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and
officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (70)       Trustee and             Since 1993           137             None
One Franklin Parkway            Chairman of the Board
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (62)   Trustee, President      Trustee and          117             None
One Franklin Parkway            and Chief Executive     President since
San Mateo, CA 94403-1906        Officer - Investment    1993 and Chief
                                Management              Executive Officer -
                                                        Investment
                                                        Management since
                                                        2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                                   ANNUAL REPORT

                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                        LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION(S)             TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)         Vice President          Since 1995     Not Applicable        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Chief Financial Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (55)           Senior Vice             Since 2002     Not Applicable        None
500 East Broward Blvd.          President and Chief
Suite 2100                      Executive Officer -
Fort Lauderdale, FL 33394-3091  Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)              Vice President          Since 2000     Not Applicable        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (55)           Vice President          Since 2000     Not Applicable        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments;
and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman,
Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney,
Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)          Vice President - AML    Since 2002     Not Applicable        Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue                Compliance                                                   Inc. and Lingnan Foundation.
Rockefeller Center
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL REPORT

                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                        LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION(S)             TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)    Treasurer and Chief     Treasurer      Not Applicable        None
One Franklin Parkway            Financial Officer       since 2000
San Mateo, CA 94403-1906                                and Chief
                                                        Financial
                                                        Officer since
                                                        2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)          Vice President and      Since 2000     Not Applicable        None
One Franklin Parkway            Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief
Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments trust complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT

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


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

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

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                          12/02

                         Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
------------------------------------------------
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AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.


ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN REAL ESTATE SECURITIES FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Real Estate Securities Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 A2003 06/03







ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE  OF LISTED REGISTRANTS  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A)N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST


By/S/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By/S/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003


By /S/Kimberley H. Monasterio
Chief Financial Officer
Date    June 30, 2003